T. ROWE PRICE INNOVATION LEADERS ETF

March 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.4%
Common Stocks 0.4%
MercadoLibre (USD) (1)	33	57
Total Argentina (Cost $74)		57
AUSTRALIA 0.0%
Common Stocks 0.0%
Xero (1)	137	7
Total Australia (Cost $9)		7
BELGIUM 0.2%
Common Stocks 0.2%
UCB	102	31
Total Belgium (Cost $31)		31
BRAZIL 0.6%
Common Stocks 0.6%
NU Holdings, Class A (USD) (1)	4,703	68
XP, Class A (USD)	841	16
Total Brazil (Cost $104)		84
CANADA 0.7%
Common Stocks 0.7%
Celestica (1)	71	20
Element Fleet Management	998	22
Shopify, Class A (USD) (1)	436	52
TMX Group	285	10
Total Canada (Cost $115)		104
CHINA 1.4%
Common Stocks 1.4%
Alibaba Group Holding, ADR (USD)	518	65
BeOne Medicines, ADR (USD) (1)	29	9
BeOne Medicines, Class H (HKD) (1)	3,900	88
Tencent Holdings (HKD)	800	50
Total China (Cost $268)		212
DENMARK 1.0%
Common Stocks 1.0%
Ascendis Pharma, ADR (USD) (1)	464	106
Novo Nordisk, ADR (USD)	300	11
Novo Nordisk, Class B	495	18
Novonesis Novozymes B, Class B	352	21
Total Denmark (Cost $160)		156
FINLAND 0.5%
Common Stocks 0.5%
Fortum	1,699	43

T. ROWE PRICE INNOVATION LEADERS ETF

	Shares	$ Value
(Cost and value in $000s)
Neste	1,228	40
Total Finland (Cost $71)		83
FRANCE 0.6%
Common Stocks 0.6%
Abivax, ADR (USD) (1)	258	29
Airbus	97	18
Euronext	78	12
Safran	75	25
Sensorion (1)	10,232	5
Total France (Cost $98)		89
GERMANY 1.8%
Common Stocks 1.8%
Deutsche Boerse	191	56
flatexDEGIRO	503	17
Infineon Technologies	575	26
Infineon Technologies, ADR (USD)	1,732	78
Merck	260	33
SAP, ADR (USD)	246	42
Siemens Healthineers	621	27
Total Germany (Cost $315)		279
INDIA 0.1%
Common Stocks 0.1%
ICICI Bank, ADR (USD)	422	11
Total India (Cost $13)		11
ISRAEL 0.6%
Common Stocks 0.6%
Global-e Online (USD) (1)	725	22
Teva Pharmaceutical Industries, ADR (USD) (1)	261	8
Tower Semiconductor (USD) (1)	334	59
Total Israel (Cost $82)		89
JAPAN 2.7%
Common Stocks 2.7%
Ajinomoto	1,900	54
Chugai Pharmaceutical	1,100	61
Daiichi Sankyo	1,500	27
Eisai	1,200	37
Kioxia Holdings (1)	100	13
Mitsubishi Heavy Industries	900	25
Mitsubishi UFJ Financial Group	500	8
Nintendo	700	40
Renesas Electronics	2,800	40
Shin-Etsu Chemical	1,000	41
Tokyo Electron	100	25

T. ROWE PRICE INNOVATION LEADERS ETF

	Shares	$ Value
(Cost and value in $000s)
Toyota Motor	1,700	35
Total Japan (Cost $431)		406
NETHERLANDS 3.8%
Common Stocks 3.8%
Adyen (1)	64	64
Adyen, ADR (USD) (1)	4,896	49
Argenx, ADR (USD) (1)	291	213
ASM International	32	24
ASML Holding (USD)	132	174
BE Semiconductor Industries	184	39
Pharvaris (USD) (1)	353	10
Total Netherlands (Cost $676)		573
NORWAY 0.2%
Common Stocks 0.2%
Kongsberg Gruppen	540	23
Total Norway (Cost $22)		23
SINGAPORE 0.5%
Common Stocks 0.5%
Sea, ADR (USD) (1)	920	76
Total Singapore (Cost $104)		76
SOUTH KOREA 0.3%
Common Stocks 0.3%
SK Hynix	76	43
Total South Korea (Cost $46)		43
SWITZERLAND 0.1%
Common Stocks 0.1%
Sonova Holding	78	18
Total Switzerland (Cost $21)		18
TAIWAN 1.9%
Common Stocks 1.9%
Taiwan Semiconductor Manufacturing, ADR (USD)	874	295
Total Taiwan (Cost $297)		295
UNITED KINGDOM 3.4%
Common Stocks 3.4%
3i Group	817	27
ARM Holdings, ADR (USD) (1)	221	33
AstraZeneca (USD)	1,203	237
BAE Systems	975	29
Experian	864	30
Immucore Holdings, ADR (USD) (1)	449	14
Klarna Group (USD) (1)	1,099	14
London Stock Exchange Group	93	11

T. ROWE PRICE INNOVATION LEADERS ETF

	Shares	$ Value
(Cost and value in $000s)
Marex Group (USD)	576	26
Rolls-Royce Holdings	1,439	22
Wise, Class A (1)	6,347	76
Total United Kingdom (Cost $516)		519
UNITED STATES 78.9%
Common Stocks 78.9%
Advanced Micro Devices (1)	1,159	236
Affirm Holdings (1)	748	34
Alnylam Pharmaceuticals (1)	239	79
Alphabet, Class A	1,117	321
Alphabet, Class C	1,078	309
Alumis (1)	719	16
Amazon.com (1)	1,869	389
American Express	178	54
Analog Devices	138	44
API Group (1)	815	33
Apogee Therapeutics (1)	331	28
Appfolio, Class A (1)	181	29
Apple	2,765	702
Applied Materials	286	98
AppLovin, Class A (1)	251	100
Arista Networks (1)	625	77
Automatic Data Processing	193	39
Axon Enterprise (1)	192	82
Axsome Therapeutics (1)	88	15
Baker Hughes	928	57
Beam Therapeutics (1)	758	18
Belite Bio, ADR (1)	117	19
Bicara Therapeutics (1)	394	8
Bill Holdings (1)	469	18
Billiontoone, Class A (1)	178	14
Biohaven (1)	717	6
Bio-Rad Laboratories, Class A (1)	30	8
Block (1)	2,313	139
Bridgebio Pharma (1)	441	33
BrightSpring Health Services (1)	1,596	68
Bristol-Myers Squibb	881	53
Broadcom	1,406	435
Cadence Design Systems (1)	133	37
Capital One Financial	248	45
Caris Life Sciences (1)	1,171	21
Caterpillar	170	120
Cboe Global Markets	150	42
CCC Intelligent Solutions Holdings (1)	1,657	10
Celcuity (1)	355	41
Cencora	169	53

T. ROWE PRICE INNOVATION LEADERS ETF

	Shares	$ Value
(Cost and value in $000s)
Centessa Pharmaceuticals, ADR (1)	871	35
CG Oncology (1)	708	48
Chubb	37	12
Ciena (1)	190	74
Circle Internet Group (1)	397	38
Cisco Systems	1,308	102
CME Group	207	61
Coinbase Global, Class A (1)	195	34
Corebridge Financial	397	9
Corpay (1)	350	102
Corvus Pharmaceuticals (1)	455	7
Crinetics Pharmaceuticals (1)	724	26
Crowdstrike Holdings, Class A (1)	132	52
CVS Health	1,205	87
Cytokinetics (1)	376	25
Danaher	439	83
Datadog, Class A (1)	398	47
Dianthus Therapeutics (1)	302	25
Disc Medicine (1)	195	12
DoorDash, Class A (1)	224	34
Eli Lilly	99	91
Entegris	314	37
Equifax	89	16
Erasca (1)	661	11
Fair Isaac (1)	21	22
Fidelity National Information Services	276	13
Fifth Third Bancorp	171	8
First Advantage (1)	2,575	30
Fiserv (1)	463	26
Fortive	1,484	82
FTI Consulting (1)	87	15
Gilead Sciences	477	66
Global Payments	295	20
Guardant Health (1)	582	54
HubSpot (1)	55	13
Immunome (1)	927	20
Incyte (1)	216	20
Insmed (1)	279	46
Intel (1)	4,618	204
Intercontinental Exchange	275	43
Intuitive Surgical (1)	315	145
Ionis Pharmaceuticals (1)	522	39
Kestra Medical Technologies (1)	470	9
Kodiak Sciences (1)	408	16
Krystal Biotech (1)	169	44
Kymera Therapeutics (1)	673	56
Lam Research	342	73

T. ROWE PRICE INNOVATION LEADERS ETF

	Shares	$ Value
(Cost and value in $000s)
Lattice Semiconductor (1)	665	62
Lumentum Holdings (1)	105	74
Madrigal Pharmaceuticals (1)	22	12
Mastercard, Class A	358	179
MBX Biosciences (1)	465	14
McKesson	50	43
Merck	444	53
Meta Platforms, Class A	514	294
Micron Technology	311	105
Microsoft	1,271	470
MicroStrategy, Class A (1)	159	20
Mirum Pharmaceuticals (1)	92	9
Moderna (1)	147	7
Monte Rosa Therapeutics (1)	1,294	21
Moody's	57	25
MoonLake Immunotherapeutics (1)	544	10
Natera (1)	265	53
Navan, Class A (1)	4,134	55
Netflix (1)	1,582	152
Nurix Therapeutics (1)	734	11
Nuvalent, Class A (1)	291	30
NVIDIA	6,314	1,101
Olema Pharmaceuticals (1)	447	7
Oracle	746	110
ORIC Pharmaceuticals (1)	1,008	13
Oruka Therapeutics (1)	238	12
PACCAR	695	80
Palo Alto Networks (1)	244	39
Palvella Therapeutics (1)	86	11
Parker-Hannifin	117	105
Paylocity Holding (1)	68	7
Payoneer Global (1)	4,180	20
PayPal Holdings	548	25
Philip Morris International	575	95
Praxis Precision Medicines (1)	114	37
Procter & Gamble	1,029	149
Protagonist Therapeutics (1)	725	76
Rapport Therapeutics (1)	326	10
Regeneron Pharmaceuticals	167	129
Relay Therapeutics (1)	747	7
Repligen (1)	78	9
Revolution Medicines (1)	889	86
Revvity	81	7
Rhythm Pharmaceuticals (1)	140	12
Robinhood Markets, Class A (1)	493	34
Rocket, Class A (1)	2,039	29
Roivant Sciences (1)	2,649	73

T. ROWE PRICE INNOVATION LEADERS ETF

	Shares	$ Value
(Cost and value in $000s)
Royalty Pharma, Class A	483	23
S&P Global	54	23
Samsara, Class A (1)	1,121	36
Scholar Rock Holding (1)	857	42
ServiceNow (1)	462	48
Sionna Therapeutics (1)	367	15
Snowflake (1)	189	29
Spyre Therapeutics (1)	480	24
SS&C Technologies Holdings	449	30
Stoke Therapeutics (1)	263	9
StoneX Group (1)	720	58
Structure Therapeutics, ADR (1)	782	38
Stryker	475	156
Summit Therapeutics (1)	3,826	73
Synopsys (1)	178	71
Tarsus Pharmaceuticals (1)	82	6
Tenax Therapeutics (1)	1,516	24
Tenet Healthcare (1)	316	60
Terns Pharmaceuticals (1)	225	12
Tesla (1)	780	290
Thermo Fisher Scientific	285	140
T-Mobile US	434	91
Toast, Class A (1)	1,275	34
TransUnion	180	12
Trimble (1)	341	22
United Therapeutics (1)	115	68
Upwork (1)	3,616	40
Vera Therapeutics (1)	779	31
Verisk Analytics	105	20
Verra Mobility (1)	566	8
Vertex Pharmaceuticals (1)	233	104
Vertiv Holdings, Class A	167	42
Viridian Therapeutics (1)	312	6
Visa, Class A	676	204
WaVe Life Sciences (1)	834	6
Western Alliance Bancorp	129	9
Western Union	1,682	15
Workiva (1)	426	25
Zscaler (1)	77	11
Total United States (Cost $13,116)		11,999
URUGUAY 0.1%
Common Stocks 0.1%
Dlocal/Uruguay (USD)	1,116	14
Total Uruguay (Cost $16)		14

T. ROWE PRICE INNOVATION LEADERS ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 3.60% (2)	36,003	36
Total Short-Term Investments (Cost $36)		36
Total Investments 100.0% of Net Assets (Cost $16,621)		$15,204
Other Assets Less Liabilities (0.0)%		(3)
Net Assets 100.0%		$15,201

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield

ADR	American Depositary Receipts
USD	U.S. Dollar
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INNOVATION LEADERS ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Innovation Leaders ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE INNOVATION LEADERS ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$13,787	$1,381	$—	$15,168
Short-Term Investments	36	—	—	36
Total	$13,823	$1,381	$—	$15,204
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1253-054Q1
03/26